Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Impairment losses
Goodwill	€ 31,271	€ 23,353	€ 23,353
Europe
Impairment losses
Goodwill	25,380		16,133
Germany
Impairment losses
Goodwill	22,900		12,479
Italy
Impairment losses
Goodwill	2,480		3,654
AMAP
Impairment losses
Goodwill	€ 5,891		€ 7,220